Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net

	As of December 31, 2017 (in thousands)
Items	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Operating rights for licensed games	$34,296	$(17,883)	$(10,925)	$5,488
Computer software	7,413	(6,585)	—	828
Developed technologies	18,688	(4,495)	(14,088)	105
Trademarks and domain names	20,151	(6,305)	(13,279)	567
Others	19,427	(12,170)	(5,785)	1,472

Total	$99,975	$(47,438)	$(44,077)	$8,460

	As of December 31, 2016 (in thousands)
Items	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Operating rights for licensed games	$30,497	$(13,178)	$(9,208)	$8,111
Computer software	7,113	(5,747)	—	1,366
Developed technologies	8,241	(872)	(7,369)	—
Trademarks and domain names	15,954	(5,523)	(9,758)	673
Cinema advertising slot rights	3,199	(2,625)	—	574
Others	6,054	(1,779)	(2,664)	1,611

Total	$71,058	$(29,724)	$(28,999)	$12,335

Intangible Assets, Future Amortization Expense

Amortization expense of intangible assets (in thousands)
2018	$4,446
2019	1,968
2020	586
2021	569
2022	365
Thereafter	526

Total expected amortization expense	$8,460